Note 8 - Loan Receivable (Details) - Loan Receivable Due From Third Parties - USD ($)		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount		$ 0	$ 10,295,800	$ 10,333,120
A [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount	[1]		$ 10,295,800
Interest rate	[1]	1.50%
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate		19.00%
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate		21.00%

[1]	The loan was made to the Langfang Developer, in which the Group also made an equity method investment in 2013 (Note 6). The principal and its return are pledged by the 100% equity interests of Langfang Developer.